BORROWINGS (Maturity of Borrowings) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 2,146,414	$ 1,031,865
Bonds
Disclosure of detailed information about borrowings [line items]
Borrowings	764,810	0
Debentures
Disclosure of detailed information about borrowings [line items]
Borrowings	456,846	0
Borrowings - Fixed Rate | Bank Borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	315,696	295,033
Borrowings - Floating Rate | Bank Borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	609,062	$ 736,832
2024
Disclosure of detailed information about borrowings [line items]
Borrowings	940,454
2024 | Bonds
Disclosure of detailed information about borrowings [line items]
Borrowings	21,111
2024 | Debentures
Disclosure of detailed information about borrowings [line items]
Borrowings	3,920
2024 | Borrowings - Fixed Rate | Bank Borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	315,696
2024 | Borrowings - Floating Rate | Bank Borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	599,727
2025
Disclosure of detailed information about borrowings [line items]
Borrowings	9,335
2025 | Bonds
Disclosure of detailed information about borrowings [line items]
Borrowings	0
2025 | Debentures
Disclosure of detailed information about borrowings [line items]
Borrowings	0
2025 | Borrowings - Fixed Rate | Bank Borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	0
2025 | Borrowings - Floating Rate | Bank Borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	9,335
2026 and thereafter
Disclosure of detailed information about borrowings [line items]
Borrowings	1,196,625
2026 and thereafter | Bonds
Disclosure of detailed information about borrowings [line items]
Borrowings	743,699
2026 and thereafter | Debentures
Disclosure of detailed information about borrowings [line items]
Borrowings	452,926
2026 and thereafter | Borrowings - Fixed Rate | Bank Borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	0
2026 and thereafter | Borrowings - Floating Rate | Bank Borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 0